Securitizations and Variable Interest Entities, Balance Sheet Transactions with VIEs (Details) - USD ($) $ in Millions		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity Consolidated Carrying Amount Assets and Liabilities
Cash		$ 23,367		$ 20,729		$ 19,111	$ 19,571
Federal funds sold, securities purchased under resale agreements and other short-term investments		272,605		266,038
Trading assets		92,329		74,397
Investment securities		416,070		407,519
Loans		956,770	[1]	967,604	[1]	916,559	$ 862,551	$ 822,286
Mortgage servicing rights		13,625		12,959
Derivative Asset		12,228		14,498
Total other assets	[1]	118,381		114,541
Total assets	[2]	1,951,757		1,930,115
Short-term borrowings		103,256		96,781		$ 97,528
Derivative Liability		8,796		14,492
Accrued expenses and other liabilities		70,615		57,189
Long-term debt		225,020		255,077
Total liabilities	[3]	1,743,678		1,729,618
Noncontrolling interests		1,143		916
VIEs that we do not consolidate [Member]
Variable Interest Entity Consolidated Carrying Amount Assets and Liabilities
Cash		0		0
Federal funds sold, securities purchased under resale agreements and other short-term investments		0		0
Trading assets		1,305		2,034
Investment securities		3,773		8,530
Loans		4,274		6,698
Mortgage servicing rights		13,628		13,386
Derivative Asset		44		91
Total other assets		10,740		10,281
Total assets		33,764		41,020
Short-term borrowings		0		0
Derivative Liability		106		59
Accrued expenses and other liabilities		244		306
Long-term debt		3,590		3,598
Total liabilities		3,940		3,963
Noncontrolling interests		0		0
Net assets		29,824		37,057
VIEs that we consolidate [Member]
Variable Interest Entity Consolidated Carrying Amount Assets and Liabilities
Cash		116		168
Federal funds sold, securities purchased under resale agreements and other short-term investments		376		74
Trading assets		294		130
Investment securities		0		0
Loans		12,482		12,589
Mortgage servicing rights		0		0
Derivative Asset		0		1
Total other assets		349		452
Total assets		13,617		13,414
Short-term borrowings		0		0
Derivative Liability		5		33
Accrued expenses and other liabilities		132		107
Long-term debt		1,479		3,694
Total liabilities		1,616		3,834
Noncontrolling interests		283		138
Net assets		11,718		9,442
VIEs that we consolidate recourse [Member]
Variable Interest Entity Consolidated Carrying Amount Assets and Liabilities
Total liabilities		0		0
Transfers that we account for as secured borrowings [Member]
Variable Interest Entity Consolidated Carrying Amount Assets and Liabilities
Cash		0		0
Federal funds sold, securities purchased under resale agreements and other short-term investments		0		0
Trading assets		201		201
Investment securities		358		786
Loans		110		138
Mortgage servicing rights		0		0
Derivative Asset		0		0
Total other assets		6		11
Total assets		675		1,136
Short-term borrowings		522		905
Derivative Liability		0		0
Accrued expenses and other liabilities		10		2
Long-term debt		111		136
Total liabilities		643		1,043
Noncontrolling interests		0		0
Net assets		32		93
Total VIE [Member]
Variable Interest Entity Consolidated Carrying Amount Assets and Liabilities
Cash		116		168
Federal funds sold, securities purchased under resale agreements and other short-term investments		376		74
Trading assets		1,800		2,365
Investment securities		4,131		9,316
Loans		16,866		19,425
Mortgage servicing rights		13,628		13,386
Derivative Asset		44		92
Total other assets		11,095		10,744
Total assets		48,056		55,570
Short-term borrowings		522		905
Derivative Liability		111		92
Accrued expenses and other liabilities		386		415
Long-term debt		5,180		7,428
Total liabilities		6,199		8,840
Noncontrolling interests		283		138
Net assets		$ 41,574		$ 46,592

[1]	(1)Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.
[2]	(2)Our consolidated assets at December 31, 2017 and 2016, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $116 million and $168 million; Federal funds sold, securities purchased under resale agreements and other short-term investments, $376 million and $74 million; Trading assets, $294 million and $130 million; Investment securities, $0 million and $0 million; Net loans, $12.5 billion and $12.6 billion; Derivative assets, $0 million and $1 million; Other assets, $349 million and $452 million; and Total assets, $13.6 billion and $13.4 billion, respectively.
[3]	(3)Our consolidated liabilities at December 31, 2017 and 2016, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Derivative liabilities, $5 million and $33 million; Accrued expenses and other liabilities, $132 million and $107 million; Long-term debt, $1.5 billion and $3.7 billion; and Total liabilities, $1.6 billion and $3.8 billion, respectively.